Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 10:-	PROPERTY AND EQUIPMENT, NET

	Assets owned and used by the Company			Right-of- use assets
	Computers	Lab equipment	Office furniture and equipment	Leasehold office	Total
Cost:
Balance at January 1, 2023	$11	$-	$33	$78	$122
New lease	-	-	-	103	103

Balance at December 31, 2023	11	-	33	181	225

Accumulated depreciation:
Balance at January 1, 2023	3	-	3	59	65
Depreciation	3	-	2	47	52

Balance at December 31, 2023	6	-	5	106	117

Depreciated cost at December 31, 2023	5	-	28	75	108

Balance at January 1, 2022	$7	$-	$29	$78	$114
Purchases	4	-	4	-	8

Balance at December 31, 2022	11	-	33	78	122

Accumulated depreciation:
Balance at January 1, 2022	1	-	1	20	22
Depreciation	2	-	2	39	43

Balance at December 31, 2022	3	-	3	59	65

Depreciated cost at December 31, 2022	8	-	30	19	57

Depreciation expenses for the years ended December 31, 2023, 2022 and 2021 amounted to $52, $43 and $32, respectively.